Revenue - Schedule of Future Minimum Revenues Committed (Detail) - Seaspan [Member] $ in Millions	Dec. 31, 2019 USD ($)
Time charter revenue to be received from operating leases
2020	$ 1,028.1
2021	857.9
2022	630.7
2023	425.7
2024	274.8
Thereafter	230.7
Future minimum revenues to be received from operating leases	3,447.9
Interest income to be earned from sales-type and direct financing leases
2020	63.8
2021	60.8
2022	56.8
2023	49.5
2024	30.9
Thereafter	216.2
Future interest income to be earned from sales-type and direct financing leases	478.0
Total committed revenue
2020	1,091.9
2021	918.7
2022	687.5
2023	475.2
2024	305.7
Thereafter	446.9
Future minimum revenues receivable	$ 3,925.9